Filed with the Securities and Exchange Commission on February 13, 2024

Securities Act Registration No. 333-226989

Investment Company Act Reg. No. 811-23373

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 29	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 31	[X]

 North Square Investments Trust

(Exact Name of Registrant as Specified in Charter)

Karen Jacoppo-Wood

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Robert M. Kurucza, Esq.
Seward & Kissel LLP
901 K Street
Washington, DC 20001
(202) 661-7195

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b);

[ ] on (date) pursuant to paragraph (b);

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[X] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS DATED AS OF FEBRUARY [ ], 2024

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

FORT PITT CAPITAL TOTAL RETURN FUND

(FPCGX)

PROSPECTUS

[ ], 2024

TABLE OF CONTENTS

SUMMARY SECTION	1

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS	6

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	6

PRINCIPAL RISKS OF INVESTING IN THE FUND	8

PORTFOLIO HOLDINGS INFORMATION	10

INVESTMENT ADVISOR AND PORTFOLIO MANAGER	10

SHAREHOLDER INFORMATION	11

HOW TO BUY SHARES	12

HOW TO SELL SHARES	16

ACCOUNT INFORMATION RECAP	19

RETIREMENT INVESTING	22

DIVIDENDS AND DISTRIBUTIONS	22

TOOLS TO COMBAT FREQUENT TRANSACTIONS	22

TAX CONSEQUENCES	23

MARKETING AND DISTRIBUTION ARRANGEMENTS	25

GENERAL POLICIES	25

INDEX DESCRIPTION	26

FINANCIAL HIGHLIGHTS	28

PRIVACY NOTICE	PN-1

SUMMARY SECTION

Investment Objective: The Fort Pitt Capital Total Return Fund (the “Fund”) seeks to realize the combination of long-term capital appreciation and income that will produce maximum total return.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

SHAREHOLDER FEES (fees paid directly from your investment)
None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less: Fee Waiver	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	[ ]%
(1)	Estimated expenses for the current fiscal year.
(2)	Fort Pitt Capital Group, LLC (the “Advisor”), has contractually agreed to waive all or a portion of its management fees and reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses (“AFFE”), extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees or any other class-specific expenses) do not exceed [ ]% of the Fund’s average daily net assets (“Expense Cap”). The Expense Cap will remain in effect through at least [ ], and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time of recoupment whichever is lower.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Predecessor Fund (as defined below) was 19% of the average value of its portfolio.

Principal Investment Strategies of the Fund: The Fund has a long-term investment outlook and generally undertakes a “buy and hold” strategy in order to reduce turnover and maximize after-tax returns. Under normal market conditions, the Fund will invest primarily in common stocks of large and mid-sized U.S. companies that the Advisor considers to be profitable and which have returns on equity near or higher than their peers, and that the Advisor believes are undervalued as measured by their price-to-earnings (“P/E”) ratio. Return on equity measures how much profit a company generates with the money

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that shareholders have invested in the company, and is calculated by dividing net income by shareholder equity. The Fund currently considers companies with a market capitalization between $2 billion and $10 billion to be mid-sized companies and companies with a market capitalization over $10 billion to be large-sized companies. The Fund also may purchase small capitalization stocks (companies with less than $2 billion in market capitalization). The Fund may from time to time emphasize investments in certain sectors of the market. Industry and sector classifications can differ widely amongst various data sources and financial institutions.

A portion of the Fund’s assets may also be invested in fixed income investments (primarily U.S. government obligations) when the Advisor determines that prospective returns from fixed income securities are competitive with those of common stocks. The percentage of assets allocated between equity and fixed income securities is flexible rather than fixed. The Fund will only invest in fixed income investments which are rated investment grade, or BBB and above as defined by S&P Global Ratings (“Standard & Poor’s®”) or Baa and above by Moody’s Investors Service, Inc. (“Moody’s”). The Fund may invest in fixed income investments of any maturity.

The Fund also may invest without limit in American Depositary Receipts (“ADRs”), which are equity securities traded on U.S. exchanges, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may also invest up to 10% of its net assets in other mutual funds, including exchange-traded funds (“ETFs”).

With respect to the selection of stocks in which the Fund invests, the Advisor identifies stocks for investment using its own research and analysis techniques, and supplements its internal research with the research and analysis of major U.S. investment and brokerage firms.

Principal Risks of Investing in the Fund: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks that could adversely affect the Fund’s net asset value (“NAV”), yield and total return include:

•	Sector Emphasis Risks. Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade
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tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including Israel-Palestine conflicts, the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•	Interest Rate Risks. The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
•	Equity Securities Risks. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. In addition, as noted below, certain sectors of the market may be “out of favor” during a particular time period which can result in volatility in equity price movements. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•	Large Capitalization Company Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•	Small- and Medium-Capitalization Company Risks. The risks associated with investing in small and medium capitalization companies, which have securities that may trade less frequently and in smaller volumes than securities of larger companies.
•	Credit Risks. An issuer may be unable or unwilling to make timely payments of principal and interest or to otherwise honor its obligations.
•	U.S. Government Obligations Risks. U.S. government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk. Securities issued by certain U.S. government agencies and U.S. government-sponsored enterprises are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. If a government-sponsored entity is unable to meet its obligation, the performance of the Fund may be adversely impacted.
•	American Depositary Receipts Risks. Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.
•	Investment Company Risks. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

Performance. Concurrently with the Fund’s commencement of operations, the Fund acquired all of the assets and liabilities of the Fort Pitt Capital Total Return Fund, a series of Advisors Series Trust (the “Predecessor Fund”), in a tax-free reorganization on [ ], 2024 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to [ ], 2024 is that of the Predecessor Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

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The Predecessor Fund was organized on July 15, 2011 to acquire the assets and liabilities of the Fort Pitt Capital Total Return Fund, a series of Fort Pitt Capital Funds (the “Prior Predecessor Fund”) in exchange for shares of the Predecessor Fund. Accordingly, the Predecessor Fund is the successor to the Prior Predecessor Fund, and the following performance information shown prior to July 15, 2011, is that of the Prior Predecessor Fund. The Predecessor Fund had an investment objective, strategies and policies substantially similar to the Prior Predecessor Fund, which was advised by the Advisor. The following information provides some indication of the risks of investing in the Fund by showing the performance of the Predecessor Fund and the Prior Predecessor Fund. The bar chart shows the annual return for the Predecessor Fund and the Prior Predecessor Fund from year to year. The table shows the Predecessor Fund’s and the Prior Predecessor Fund’s average annual returns for the 1-year, 5-year and 10-year periods compared with those of a broad measure of market performance. The actual performance of the Predecessor Fund and the Prior Predecessor Fund is not the performance of the Fund, which has just commenced operations and the Predecessor Fund’s and the Prior Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.FortPittCapitalFunds.com or by calling the Fund toll-free at 1-866-688-8775.

Annual Total Returns as of December 31

[TO BE UPDATED]

During the period shown on the bar chart, the Fund’s highest and lowest quarterly returns are as follows:

Highest Quarter:		Lowest Quarter:
Q4 ended December 31, 2020	18.18%	Q1 ended March 31, 2020	-24.97%

Average Annual Total Returns (For the Periods Ended December 31, 2022)	1 Year	5 Years	10 Years
Fort Pitt Capital Total Return Fund
Return Before Taxes	-18.80%	5.62%	9.91%
Return After Taxes on Distributions	-20.36%	4.12%	8.69%
Return After Taxes on Distribution and Sale of Fund Shares	-9.97%	4.35%	8.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement

4

accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.

Management

Investment Advisor: Fort Pitt Capital Group, LLC is the Fund’s investment advisor.

Portfolio Manager: Dan Eye has served as the Predecessor Fund’s Portfolio Manager since 2021 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares:

You may purchase or redeem Fund shares on any business day by written request via mail (Fort Pitt Capital Total Return Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246), by telephone at 1-866-688-8775, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer or purchase additional Fund shares through the Internet at www.FortPittCapitalFunds.com. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Qualified Retirement Accounts	$2,500	Any amount
Coverdell Education Savings Accounts	$2,000	Any amount
Automatic Investment Plan Participation	$1,000	$100

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. Currently, because the Fund has not enacted a formal Distribution and Service Plan (defined within the statutory prospectus), payments to intermediaries are being paid by the Advisor, not the Fund. These payments create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

The investment objective of the Fund is to realize the combination of long-term capital appreciation and income that will produce maximum total return. This objective is non-fundamental, which means that it may be changed or modified in the future by action of the Fund’s Board of Trustees without shareholder approval. Shareholders will receive 60-day advance written notice of any change in the Fund’s investment objective.

Principal Investment Strategies

The Fund has a long-term investment outlook and generally undertakes a “buy and hold” strategy in order to reduce turnover and maximize after-tax returns.

The Fund seeks to produce maximum total return. Under normal market conditions, the Fund will invest primarily in common stocks of large and mid-sized U.S. companies. Under normal market conditions, the Fund primarily invests in domestic (U.S.) common stocks that the Advisor considers to be profitable and which have returns on equity near or higher than their peers, and that the Advisor believes are undervalued as measured by P/E ratio. Return on equity measures how much profit a company generates with the money that shareholders have invested in the company, and is calculated by dividing net income by shareholder equity. The Fund may invest a portion of its total assets in shares of companies which sell at an above-average P/E ratio or are not yet profitable, but show a dominant share of revenue in a rapidly growing or emerging industry, such as technology and biotechnology. Accordingly, the Advisor seeks to invest in companies with the potential for strong growth with a comparatively low P/E ratio.

The Fund currently considers companies with a market capitalization between $2 billion and $10 billion to be mid-sized companies and companies with a market capitalization over $10 billion to be large-sized companies. The Fund also may purchase small capitalization stocks (companies with less than $2 billion in market capitalization), or preferred stock, warrants, rights or other securities that are convertible into or exchangeable for shares of common stock. The Fund may from time to time emphasize investments in certain sectors of the market. Industry and sector classifications can differ widely amongst various data sources and financial institutions.

A portion of its assets may also be invested in fixed income investments (primarily U.S. government obligations). The percentage of assets allocated between equity and fixed income securities is flexible rather than fixed. The Fund will only invest in fixed income investments which are rated as investment grade, or BBB and above as defined by Standard & Poor’s® or Baa and above by Moody’s. The Fund may invest in fixed income investments of any maturity.

When the Advisor determines that prospective returns from fixed income securities are competitive with those of common stocks, it may invest Fund assets in fixed income investments (primarily U.S. government obligations). In its analysis, the Advisor compares the valuation of the Standard & Poor’s (“S&P”) 500® Index to historical valuations as well as to the yield to maturity of long-term U.S. Treasury bonds. This comparison is based on the value of the S&P 500® Index and the expected earnings of the S&P 500® Index. If the Advisor deems the S&P 500® Index to be overvalued on a risk-adjusted basis relative to long-term U.S. Treasury bonds, the Fund may invest in fixed income securities. Although there is no limit or minimum on the amount of Fund assets that may be invested in fixed income

6

investments, the Advisor anticipates that such investments will be no more than one-third of the Fund’s total assets.

The Fund also may invest without limit in ADRs, which are equity securities traded on U.S. exchanges, including the Nasdaq Global Market®, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. The Fund may also invest up to 10% of its net assets in other mutual funds, including ETFs.

Temporary Defensive Investments. The Fund has authority to invest up to 100% of its assets in short-term money market instruments, including money market funds, for temporary defensive purposes when the Advisor believes market, economic, political or other conditions are unfavorable for investors. In temporary defensive situations, the Fund will be unable to pursue its investment goal of long-term capital appreciation and income.

Cash Management. The Fund may also temporarily invest in money market instruments or in U.S. Treasury bills during times when excess cash is generated from new sales of the Fund’s shares, when income is paid on securities held by the Fund or when cash is held pending investment in suitable stocks or other fixed income securities. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses due to the Fund’s pro rata portion of such money market fund’s advisory fees and operational expenses.

Stock Selection Process. The Advisor identifies stocks for investment using its own research and analysis techniques, and supplements its internal research with the research and analysis of major U.S. investment and brokerage firms. When analyzing a company’s growth prospects, the Advisor considers the growth in a company’s market share and unit sales, as well as growth in overall revenues and earnings per share. The Advisor uses a proprietary database containing detailed financial information for over 6,000 companies to analyze comparative growth rates, and looks for companies that are growing substantially faster than their peers in the same industries. The Advisor determines whether a company’s growth rate can be sustained over time by analyzing the fundamental financial strength of the company, as evidenced by its debt burden or its ability to generate excess cash.

Once the Advisor identifies a company that it has determined would fit the Fund’s investment strategy, it seeks to purchase the company’s stock at reasonable prices. Using fundamental financial statement analysis, the Advisor compares a company’s P/E ratio with its growth rate, in order to evaluate the price of the stock relative to its future earnings. The Advisor generally seeks companies with P/E multiples as low as one times the company’s growth rate. When deciding between two companies that may fit the Fund’s investment strategy, the Advisor will normally choose the company which has a lower P/E compared to its growth rate. This approach is designed to enable the Fund to pay a lower price for the future earnings stream of one company versus another company with a similar earnings stream.

The Advisor purchases stocks for the Fund with the intention of holding them for at least three to five years. The Advisor will sell a stock when it believes the underlying company’s intrinsic value has been fully realized, when growth prospects falter due to changing market or economic conditions, or when earnings fail to meet the Advisor’s expectations. The Advisor determines that a company’s intrinsic value has been fully realized by comparing current enterprise value (equity plus outstanding debt at market value) with its discounted estimate of future cash flows. The discount rate employed in this calculation consists of the current yield-to-maturity of the 30-year U.S. Treasury plus an equity premium.

Although the Advisor intends to hold stocks for three to five years, it may sell stocks and other investments regardless of how long they have been held. When the Advisor sells individual stocks, it

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attempts to manage the liquidation process to take advantage of longer holding periods for favorable capital gains tax rates in order to optimize after-tax returns to Fund shareholders.

Fixed Income Security Selection Process. The Advisor seeks fixed income investments that it considers as investment grade instruments. For purposes of the Fund, it determines whether the security is “investment grade” by considering if it is at the time of purchase, an “investment grade” debt instrument as rated by a nationally recognized statistical rating organization. Investment grade debt securities are generally considered to be those rated “Baa” or better by Moody’s or “BBB” or better by Standard & Poor’s®, or if the security is unrated, as determined to be of comparable quality by the Advisor. A fixed income security may also be selected if it is issued under favorable terms in light of the then state of the fixed income and equity investment markets, the most important terms of which would be duration and interest rate.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investments in securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, therefore, the Fund may not achieve its investment objective. Since the price of securities the Fund holds may fluctuate, the value of your investment in the Fund may also fluctuate and you could lose money. An investment in the Fund should be considered a long-term investment, one with a minimum investment horizon of three to five years. The Fund’s success depends on the skill of the Advisor in evaluating, selecting and monitoring the Fund’s investments. If the Advisor’s conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated. Although the Advisor selects stocks based upon what the Advisor believes to be their potential for long-term earnings growth, there can be no assurance that this potential will be realized.

The principal risks of investing in the Fund are described below. These risks could adversely affect the NAV, total return, and value of the Fund and your investment in the Fund.

Sector Emphasis Risks. The Fund may, from time to time, invest significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.

General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility.

8

As a result of continuing political tensions and armed conflicts, including Israel-Palestine conflicts, the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Interest Rate Risks. Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. Other types of securities also may be adversely affected from an increase in interest rates. Over the past several years, the Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the Federal Reserve, which has raised, and may continue to raise, interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Equity Securities Risks. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. The prices of common stocks move up or down (sometimes rapidly and unpredictably) in response to general market and economic conditions, interest rates, investor perception and anticipated events, as well as the activities of the particular issuer. Stock market risk may affect individual companies, industries, sectors, or the securities markets generally.

Large-Capitalization Company Risks. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Capitalization Company Risks. Investments in small and medium capitalization companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Credit Risks. An issuer may be unable or unwilling to make timely payments of principal and interest. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

U.S. Government Obligations Risks. Not all securities issued by U.S. Government agencies or government-sponsored entities are guaranteed by the full faith and credit of the United States. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home

9

Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund may be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

American Depositary Receipts Risks. Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

Investment Company Risks.  When the Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. The Fund also will incur brokerage costs when it purchases ETFs.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. The annual and semi-annual reports are available by contacting the Fort Pitt Capital Total Return Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, or calling 1-866-688-8775 and on the SEC’s website at www.sec.gov. In addition, the Fund may publish on its website (www.FortPittCapitalFunds.com) each calendar quarter: (a) top ten portfolio holdings of the Fund and the percentage that each holding represents of the Fund’s portfolio, and (b) the sector allocation for the Fund’s portfolio, in each case no earlier than twenty calendar days after the end of each calendar quarter. This information will be available on the Fund’s website until next quarter in which portfolio holdings are posted in accordance with the above policy.

INVESTMENT ADVISOR AND PORTFOLIO MANAGERS

Fort Pitt Capital Group, LLC, located at 680 Andersen Drive, Foster Plaza Ten, Suite 350, Pittsburgh, Pennsylvania 15220, serves as the Fund’s investment advisor. The Advisor is responsible for managing the investment of the Fund’s portfolio of securities. The Advisor identifies companies for investment,

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determines when securities should be purchased or sold by the Fund and selects brokers or dealers to execute transactions for the Fund’s portfolio.

The Advisor currently manages approximately $[ ] billion of client assets, of which approximately $[ ] billion is invested in 100% equity securities as of December 31, 2023. The Advisor’s clients include families, individuals, foundations and other organizations or entities.

The Advisor is entitled to receive a management fee from the Fund at an annual rate of [ ]% of the Fund’s average daily net assets.

Fund Expenses. The Fund is responsible for its own operating expenses. However, the Advisor has contractually agreed to waive all or a portion of its management fees and reimburse the Fund for expenses (excluding interest, taxes, brokerage commissions, AFFE, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees or any other class-specific expenses) in order to limit Total Annual Fund Operating Expenses to [ ]% of average daily net assets for the Fund’s shares through at least [ ]. The term of the Fund’s operating expenses limitation agreement is indefinite, and it may be terminated by the Board. The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement will be available in the Fund’s semi-annual report to shareholders for the period ended April 30, 2024.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Portfolio Manager

Dan Eye Portfolio Manager

Mr. Eye has served as the Predecessor Fund’s Portfolio Manager since December 2021. Mr. Eye is Chief Investment Officer of the Advisor. He joined the Advisor in October 2019. Mr. Eye has more than 19 years of investment management experience. Prior to joining the Advisor, Mr. Eye served as the Chief Investment Officer of Roof Advisory Group.

The Fund’s SAI provides additional information about the portfolio manager, including compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Shares of the Fund are sold at NAV per share, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business. However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.

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Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests. The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures adopted by the Advisor and approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

How to Buy Shares

You may purchase shares of the Fund without any sales charge directly from the Fund by check, via electronic funds transfer through the Automated Clearing House (“ACH”) network by telephone or using the Internet, by wire transfer, through the Automatic Investment Plan (“AIP”), or through a bank or one or more brokers authorized as agents by the Fund to receive purchase orders. Shares are also available through “fund supermarkets” or similar programs that offer access to a broad array of mutual funds. Such agents are authorized to designate other intermediaries to receive purchase orders on the Fund’s behalf. Please note that your broker or other agent may charge you a fee when you purchase shares of the Fund. The broker or other agent is also responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive a copy of the Fund’s Prospectus. Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Fund, you may call a customer service representative of the Fund toll-free at 1-866-688-8775. The Fund reserves the right to reject any purchase order. For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large that it would disrupt the management of the Fund. Orders may also be rejected from persons believed by the Fund to be “market timers.”

All checks must be in U.S. dollars drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), please note that Ultimus Fund Solutions, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must provide the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-866-688-8775, if you need additional assistance when completing your account application.

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If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

Shares of the Fund have not been registered for sale outside of the United States. The Trust generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investments. The minimum initial investment in the Fund is $2,500 and each additional investment must be at least $100. If you choose to participate in the AIP, the minimum initial investment is $1,000. The minimum initial investment for qualified retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts) and there is no minimum for subsequent investments. The Fund may change its policies concerning minimum investment amounts at any time.

The Fund’s minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:

•	current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);
•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;
•	current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;
•	existing clients of the Advisor, their employees and immediate family members of such employees;
•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and
•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

Purchasing Shares by Mail

Please complete the new account application and mail it with your check, payable to the Fort Pitt Capital Total Return Fund, to the Transfer Agent at the following address:

Fort Pitt Capital Total Return Fund

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

You may not send an account application via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

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Fort Pitt Capital Total Return Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Note:	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

Purchasing Shares by Telephone

Unless you declined telephone options on your account application or by subsequent arrangement in writing with the Fund, you may purchase additional Fund shares by calling the Fund toll-free at 1-866-688-8775. You may not make your initial purchase of Fund shares by telephone. After your account has been open for seven business days, telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network. You must have banking information established on your account prior to making a telephone purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the share price next calculated. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been requested, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Purchasing Shares through the Internet

After your account is established, you may set up a PIN number by logging onto www.FortPittCapitalFunds.com. This will enable you to purchase shares through the Internet by having the purchase amount deducted from your bank account by electronic funds transfer via the ACH network. Please make sure that your Fund account is set up with bank account instructions and that your bank is an ACH member. You must have agreed to telephone options on your account application and also have provided a voided check or savings deposit slip with which to establish your bank account instructions in order to complete Internet transactions.

Purchasing Shares by Wire

You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Transfer Agent at 1-866-688-8775 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to the Transfer Agent at the above address, to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, the custodian and the transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the NAV determined after the wire purchase is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Purchasing Shares through the Automatic Investment Plan

You may open your account with a reduced initial minimum investment of $1,000 if you also make additional purchases of Fund shares at regular intervals through the AIP. Otherwise, once your account has been opened with the initial minimum investment of $2,500, you may make additional purchases of

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Fund shares at regular intervals through the AIP. The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $[ ] fee to your account. To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-866-688-8775 for additional information. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to the automatic investment date.

Purchasing Shares through a Broker

You may buy shares of the Fund through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares. When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next applicable price calculated by the Fund. Brokers may be authorized by the Fund’s principal underwriter to designate other brokers and financial intermediaries to accept orders on a Fund’s behalf. An order is deemed to be received when a Fund, a Broker or, if applicable, a Broker’s authorized designee accepts the order. The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records. The Advisor may pay the Broker for maintaining these records as well as providing other shareholder services. The Broker may charge you a fee for handling your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Purchasing Shares In-Kind

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board. For further information, you may call a customer service representative of the Fund toll-free at 1-866-688-8775.

Additional Purchase Information

To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, address, and account number on a separate piece of paper along with your check. If your payment is returned for any reason, your purchase will be canceled and a $[ ] fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by the Fund.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund by written request, by telephone via electronic funds transfer through the ACH network, by wire transfer, through the Systematic Withdrawal Plan (“SWP”), or through your Broker. As discussed below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Fund typically expects that it will take one to three days following the receipt of your redemption request in good order, to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Fund. There may also be temporary holds on redemptions from an account when there is a reasonable belief of financial exploitation. If you did not purchase your shares with a wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your payment has cleared, whichever occurs first.

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The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual market conditions.

The Fund reserves the right to redeem in-kind as described under “Redeeming Shares In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind are typically only used in unusual market conditions.

Redeeming Shares In Writing

You may redeem your shares by sending a written request to the Transfer Agent. You should provide your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary. You should send your redemption request to:

Regular Mail Fort Pitt Capital Total Return Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	Overnight Express Mail Fort Pitt Capital Total Return Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
NOTE:	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Redeeming Shares by Telephone or Wire

Unless you declined telephone and internet options on your account application, you may redeem your shares, between $500 and $50,000, by calling the Transfer Agent at 1-866-688-8775 before the close of trading on the NYSE (which is generally 4:00 p.m., Eastern Time). Redemption proceeds will be processed on the next business day and sent to the address that appears on the Transfer Agent’s records or via ACH to a previously established bank account. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application. The minimum amount that may be wired is $1,000. A wire fee of $[ ] will be deducted from your redemption proceeds for complete and share certain redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-688-8775 for instructions.

You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

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Redeeming Shares Through the Systematic Withdrawal Plan

As another convenience, you may redeem your shares through the SWP. Under the SWP, shareholders or their Brokers may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis. In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $250. If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account. The SWP may be terminated at any time by the Fund. You may also elect to terminate your participation in the SWP by communicating in writing or by telephone (1-866-688-8775) to the Transfer Agent no later than five days before the next scheduled withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish a SWP, an investor must complete the appropriate section of the new account application. For additional information on the SWP, please call the Transfer Agent at 1-866-688-8775.

Redeeming Shares Through a Broker

You may redeem the Fund’s shares through Brokers. Redemptions made through a Broker may be subject to procedures established by them. Your Broker is responsible for sending your order to the Fund and for crediting your account with the proceeds. For redemption through Brokers, orders will be processed at the NAV per share next effective after receipt by the Broker of the order. Please keep in mind that your Broker may charge additional fees for its services.  Investors should check with their Broker to determine if it is subject to these arrangements.

Redeeming Shares “In-Kind”

The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). It is not expected that the Fund would do so except during unusual market conditions. A redemption, whether in cash or in-kind, is a taxable event to you. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•	For all redemptions in excess of $50,000 from any shareholder account.
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Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the circumstances.

Other Information about Redemptions

The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

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ACCOUNT INFORMATION RECAP

To Open an Account	To Add to an Account	To Sell Shares
Regular Account Minimum: $2,500 ($1,000 for AIP accounts) Retirement Account Minimum: $2,500 ($2,000 for Coverdell Education Savings Accounts)	Regular and AIP Account Minimum: $100 Retirement Account Minimum: None	Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding.

In Writing	In Writing	In Writing
Complete the Application.	Complete the detachable investment slip from your confirmation statement, or if the slip is not available, include a note specifying the Fund’s name, your account number and the name on the account.	Write a letter of instruction that includes: - your name(s) and signature(s) - your account number - the Fund’s name - the dollar or share amount you want to sell
	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.	Proceeds will be sent to the address of record unless specified in the letter and accompanied by a signature guarantee (if applicable).

In Writing	In Writing	In Writing
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Mail your Application along with your check made payable to “Fort Pitt Capital Total Return Fund” to:

Fort Pitt Capital Total Return Fund

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

For overnight mail, use the following address:

Fort Pitt Capital Total Return Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Mail the slip, along with your check(1) made payable to “Fort Pitt Capital Total Return Fund” to:

Fort Pitt Capital Total Return Fund

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

Mail your letter to: Fort Pitt Capital Total Return Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246

To Open an Account	To Add to an Account By Telephone	To Sell Shares By Telephone(1)
Unless you specifically declined telephone options on your account application, call 1-866-688-8775 to request the amount to be transferred to your account. Telephone orders will be accepted via EFT from your bank account through the ACH network. You must have banking information established on your account prior to making a purchase. Your shares will be purchased at the NAV next calculated after the receipt of your purchase order. Establishing or modifying telephone options on an existing account may require a signature guarantee, signature verification from a Signature Validation program member, or other acceptable form of authentication from a financial institution source.

When you are ready to sell shares, call 1-866-688-8775 and select how you would like to receive the proceeds:

- Mail check to the address of record

- Mail check to a previously designated alternate address

- Wire funds to a domestic financial institution

- Transfer funds electronically via ACH

Sale of shares by telephone is limited to a minimum amount of $500 and a maximum of $50,000. Shares held in IRA or other retirement plan accounts may be redeemed by telephone. Investors will be asked whether or not to withhold taxes from any distribution.

Once a telephone transaction

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	Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).	has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

To Open and Account By Wire	To Add to an Account By Wire	To Sell Shares By Wire

To open an account by wire a completed Application is required before your wire can be accepted. The number assigned to your account is a critical part of the wiring instructions below. Call 1-866-688-8775 to notify the Fund of the incoming wire using the wiring instructions below:

[ ]

ABA #: [ ]

Credit: [ ]

Account #: [ ]

Further Credit: Fort Pitt Capital Total Return Fund

(your account # and account registration)

To make additional investments by wire, call 1-866-688-8775 to notify the Fund of the incoming wire using the wiring instructions to the left.

Wired funds must be received prior to 4:00 pm, Eastern Time to be eligible for same day pricing. The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

If you wish to redeem shares by wire, call the Fund at 1-866-688-8775 to be sure the Fund has your bank account information on file and to specify the amount of money you are requesting. Sale proceeds may be wired to your designated bank account at any commercial bank in the United States if the amount is $1,000 or more. A wire fee of $[ ] will be deducted from your redemption proceeds for complete and share certain redemptions. In the case of a partial redemption, the fee of $[ ] will be deducted from the remaining account balance.

Automatically	Automatically	Automatically
Automatic Investment Plan– Indicate on your Application which automatic service(s) you want. Complete and return your Application with your investment.	For All Services – Call us to request a form to add any automatic investing service. Complete and return the form along with any other required materials.	Systematic Withdrawal Plan – Call us to request a form to add the Plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $10,000 or more.
(1)	Unless you have instructed us otherwise, if an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. All telephone calls are recorded for your protection and reasonable procedures are taken to verify the identity of the caller (such as providing your account number and taxpayer identification number). If such measures are followed to ensure against unauthorized transactions, neither the Trust, the Advisor, the Transfer Agent nor Ultimus Fund Distributors, LLC (the “Distributor”) will be responsible for any losses. Written confirmation will be provided for all purchase and redemption transactions initiated by the telephone. The Fund reserves the right to refuse a request to sell shares by wire or telephone if it is believed the request was not received in good order. Procedures for selling shares of the Fund by wire or telephone may be modified or terminated at any time.

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RETIREMENT INVESTING

You may purchase Fund shares for use in all types of tax-deferred qualified retirement plans, such as IRAs, employer-sponsored retirement plans (including 401(k) Plans), and tax-sheltered custodial accounts described in Section 403(b) of the Internal Revenue Code. Distributions of net investment income and capital gains will be automatically reinvested in the Fund through such plans or accounts. Special applications for certain of these plans or accounts are required and can be obtained by calling or writing the Fund.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding. For more information, call the Fund’s Transfer Agent at 1-866-688-8775. You may be charged a $[ ] annual account maintenance fee for each retirement account up to a maximum of $[ ] annually and a $[ ] fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash. Dividends are taxable whether received in cash or in additional shares.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least five days in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Fund. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include monitoring trading practices and using fair value pricing. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus

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accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices. The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the “Distributor”, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing. The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Advisor has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Advisor. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

TAX CONSEQUENCES

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated

23

investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund typically makes distributions of dividends and capital gains. Dividends are taxable to you as ordinary income or, in some cases, qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gain, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Generally, none or only a small portion of the dividends paid to you as a result of the Fund’s investment in real estate investment trusts is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates. The eligibility for qualified dividend tax rates depends on the underlying investments of the Fund. Some or all of your distributions may not be eligible for this preferential tax rate. Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December. Dividends and net capital gains are subject to a 3.8% surtax on net investment income for non-corporate shareholders in the higher tax brackets.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of the “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of the Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements. There is currently no mechanism for the Fund, to the extent that the Fund invests in MLPs, to pass through to non-corporate shareholders the character of income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction.

By law, the Fund must withhold from your taxable distributions and redemption proceeds an amount as backup withholding determined at a rate as set forth under section 3406 of the Code, if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell your Fund shares it is a taxable event for you. Depending on the purchase and sale price of the shares you sell, you may have a gain or a loss on the transaction. The Code limits the deductibility of capital losses in certain circumstances. You are responsible for any tax liabilities generated by your transaction.

The Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local income tax. In managing the Fund, the Advisor does not consider the tax effects of its investment decisions to be of primary importance. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

Additional information concerning taxation of the Fund and its shareholders is contained in the SAI. You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.

MARKETING AND DISTRIBUTION ARRANGEMENTS
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The Fund’s shares are offered directly from the Fund and through certain financial supermarkets and retirement plans, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals. The shares are offered and sold without any sales charges imposed by the Fund or the Distributor.

Investment professionals who offer the Fund’s shares generally are paid separately by their individual clients. If you invest through a third party, you may be charged transaction fees or be subject to a set of different minimum investment amounts. In addition, investing through a third party often results in short-term redemption fees for Fund shares held less than 90 days.

The Fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution and Service Plan”), but the Fund does not intend to implement the Distribution and Service Plan or authorize any payments under the Distribution and Service Plan.

If the Distribution and Service Plan is implemented, the Fund would reimburse the Distributor or others for amounts spent in connection with the sales and distribution of its shares or for shareholder servicing activities. Distribution activities include the preparation, printing and mailing of prospectuses, shareholder reports and sales materials for marketing purposes, marketing activities, advertising and payments to brokers or others who sell shares of the Fund. Shareholder servicing activities include ongoing maintenance and service of shareholder accounts for the Fund, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Fund or its service providers. The maximum amount that the Fund would pay for any distribution activities is limited to 0.25% per year of the average daily net assets of the Fund. Because these fees would be paid out of the Fund’s assets on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. If the Board of Trustees determines it is in the Trust’s best interests to begin charging the Fund fees under the Distribution and Service Plan, the fees would primarily be used to compensate the Distributor and mutual fund supermarkets or retirement plan recordkeepers for their activities on behalf of the Fund and its shareholders. Currently, all marketing and distribution expenses of the Fund are paid by the Advisor, with the exception of certain Sub-Transfer Agency fees which are paid by the Fund. The Board of Trustees reviews and approves the fees paid by the Advisor and the Fund at least annually.

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the administrator, Transfer Agent, and dividend disbursing agent for the Fund. The Fund may also compensate other parties who provide transfer agency services in addition to those provided by Ultimus. U.S. Bank N.A. serves as the custodian for the Fund.

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•	Reject any purchase request for any reason. Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);
•	Redeem all shares in your account if your balance falls below a $1,000 due to redemption activity. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV; and
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•	Reject any purchase or redemption request that does not contain all required documentation or in circumstances where financial exploitation is suspected.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “Purchasing Shares by Mail.”

Your financial intermediary may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your financial intermediary for details.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-688-8775 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-866-688-8775 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

INDEX DESCRIPTION

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index, but do not reflect the expenses of the Fund.

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The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

27

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Predecessor Fund’s financial performance for the past five years. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Predecessor Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by [ ], the independent registered public accounting firm of the Predecessor Fund, whose report, along with the Predecessor Fund’s financial statements, are included in the Predecessor Fund’s annual report dated October 31, 2023, which is available without charge upon request.

[INSERT FINANCIAL HIGHLIGHTS]

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

PN-1

INVESTMENT ADVISOR

Fort Pitt Capital Group, LLC

680 Andersen Drive

Foster Plaza Ten, Suite 350

Pittsburgh, Pennsylvania 15220

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

CUSTODIAN

U.S. Bank N.A.

1555 N. RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

LEGAL COUNSEL

Seward & Kissel LLP

901 K Street, N.W.

Washington, District of Columbia 20001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ]

ADDITIONAL INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Predecessor Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Predecessor Fund’s performance during prior fiscal periods.

The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.FortPittCapitalFunds.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-866-688-8775 or by writing to:

Fort Pitt Capital Total Return Fund

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

www.FortPittCapitalFunds.com

Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC Investment Company Act File No: 811-23373

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

FORT PITT CAPITAL TOTAL RETURN FUND

(FPCGX)

A series of North Square Investments Trust

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

1-866-688-8775

STATEMENT OF ADDITIONAL INFORMATION

Dated [ ], 2024

This Statement of Additional Information (“SAI”) relates to the Fort Pitt Capital Total Return Fund (the “Fund”), which is a series of North Square Investments Trust. This SAI is not a Prospectus and should be read only in conjunction with the Prospectus for the Fund dated [ ], 2024. The Prospectus, which contains the basic information you should know before investing in the Fund, may be obtained by writing or calling the Fund at the address and phone number shown above.

The audited financial statements and notes thereto for the Predecessor Fund (defined below) for the fiscal year ended October 31, 2023, are contained in the Predecessor Fund’s annual report and are incorporated by reference into this SAI.  A copy of the Predecessor Fund’s annual report may be obtained without charge on the Fund’s website or by calling or writing the Fund as shown above.

TABLE OF CONTENTS

THE TRUST	3
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RELATED RISKS	3
INVESTMENT RESTRICTIONS	12
PORTFOLIO TURNOVER	13
PORTFOLIO HOLDINGS INFORMATION	14
MANAGEMENT	15
CODE OF ETHICS	22
PROXY VOTING POLICY	22
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	24
INVESTMENT ADVISOR AND ADVISORY AGREEMENT	24
PORTFOLIO MANAGERS	26
SERVICE AGREEMENTS	27
DISTRIBUTION AGREEMENT	28
PORTFOLIO TRANSACTIONS AND TURNOVER	29
ADDITIONAL INFORMATION ABOUT PURCHASES, SALES AND PRICING OF SHARES	30
DIVIDENDS	34
ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES	34
DIVIDENDS AND DISTRIBUTIONS	37
ANTI-MONEY LAUNDERING PROGRAM	38
GENERAL INFORMATION	38
FINANCIAL STATEMENTS	39
APPENDIX	40

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THE TRUST

North Square Investments Trust (the “Trust”) was organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

History of the Fund. Concurrently with the Fund’s commencement of operations, the Fund acquired all of the assets and liabilities of the Fort Pitt Capital Total Return Fund, a series of Advisors Series Trust (the “Predecessor Fund”), in a tax-free reorganization on [ ], 2024 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to [ ], 2024 is that of the Predecessor Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The Predecessor Fund is the successor to the Fort Pitt Capital Total Return Fund, a series of Fort Pitt Capital Funds (the “Prior Predecessor Fund”), a separate registered investment company. The Predecessor Fund and the Prior Predecessor Fund were managed, and the Fund is managed, by Fort Pitt Capital Group, LLC (the “Advisor”). The Advisor was responsible for the day-to-day management of the Predecessor Fund and the Prior Predecessor Fund, each of which had a substantially similar investment objective, investment strategies, policies and restrictions as those of the Fund. The Prior Predecessor Fund’s date of inception was December 31, 2001. The Prior Predecessor Fund reorganized into the Predecessor Fund on July 15, 2011. Substantially all of the assets of the Prior Predecessor Fund were acquired by the Predecessor Fund in connection with its commencement of operations on July 15, 2011.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

The Fund’s investment goal is long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments. The Fund’s investment goal is not fundamental, and therefore may be changed in the future by action of the Board of Trustees (or “Board”) of the Trust. Shareholders would not be asked to vote on any change in the investment goal, but would receive advance written notice of any such change.

The Fund’s Prospectus outlines the principal investment strategies of the Fund and related risks. The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information set forth in the Fund’s Prospectus, and includes some information about strategies that are not considered to be principal investment strategies. The investment practices described below, except for the discussion of the Fund’s fundamental investment restrictions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders. In seeking to meet the investment goal of the Fund, the Advisor may cause the Fund to invest in securities whose characteristics are consistent with the Fund’s investment goal. The securities in which the Fund may invest include those described below.

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Sector Emphasis Risk

The Fund may, from time to time, invest significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Interest Rate Risk

Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. Other types of securities also may be adversely affected from an increase in interest rates. Over the past several years, the Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the Federal Reserve, which has raised, and may continue to raise, interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Equity Securities Risk

The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. The prices of common stocks move up or down (sometimes rapidly

4

and unpredictably) in response to general market and economic conditions, interest rates, investor perception and anticipated events, as well as the activities of the particular issuer. Stock market risk may affect individual companies, industries, sectors, or the securities markets generally.

Large-Capitalization Company Risk

The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Capitalization Company Risk

Investments in small and medium capitalization companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Credit Risk

An issuer may be unable or unwilling to make timely payments of principal and interest. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

U.S. Government Obligations Risk

Not all securities issued by U.S. Government agencies or government-sponsored entities are guaranteed by the full faith and credit of the United States. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund may be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

American Depositary Receipts Risk

Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

5

Investment Company Risk

When the Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. The Fund also will incur brokerage costs when it purchases ETFs.

Common and Preferred Stock

Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Common stock is a principal investment of the Fund.

Convertible Securities

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed-income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock, but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities that are consistent with the Fund’s investment goal and policies.

Debt Securities

Debt securities purchased by the Fund will consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations

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will be rated BBB or higher by S&P Global Ratings (“S&P”), or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or determined to be of comparable quality by the Advisor if the security is unrated. Convertible debt obligations will be rated A or higher by S&P, or A or higher by Moody’s, or determined to be of comparable quality by the Advisor if the security is unrated. Bonds in the lowest investment grade category (BBB by S&P or Baa by Moody’s) have speculative characteristics. Changes in the economy or other circumstances are more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Fixed income securities (primarily U.S. obligations) are principal investments of the Fund. See the Appendix to this SAI.

Illiquid and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date the Fund purchases an illiquid investment. It is possible that the Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market pursuant to Rule 144A under the Securities act of 1933, as amended (the "1933 Act") and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under the Fund's liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product

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lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Fund’s ability to conduct transactions in those securities.

When Issued, Delayed Delivery Securities and Forward Commitments

The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a “when, as and if issued” security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date.

Rule 18f-4 under the 1940 Act permits the Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

U.S. Government Securities

U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Fund’s shares. Some U.S. government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. The Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, FNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

U.S. government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and

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evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. Because interest on zero-coupon securities is not distributed on a current basis but is, in effect, compounded, zero-coupon securities tend to be subject to greater market risk than interest-payment securities, such as CATs and TIGRs, which are not issued by the U.S. Treasury, and are therefore not U.S. government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. government.

Bank Obligations

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the Fund’s total assets at the time of purchase. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Foreign Securities

The Fund may invest in securities of foreign companies. However, the Fund will not invest more than 10% of the value of its net assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or ADRs, on which there are no such limits). Although the Fund may invest up to 10% of its net assets in foreign securities, the Advisor typically invests only a small portion of the Fund’s portfolio in such securities, if at all.

There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund’s rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by U.S. corporations.

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Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in U.S. corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers, and listed corporations than exist in the United States. The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations and control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Fund held in foreign countries.

Brexit. In a June 2016 referendum, citizens of the United Kingdom voted to leave the European Union (“EU”). In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations on the terms of Brexit. Brexit has resulted in volatility in European and global markets and may also lead to weakening in political, regulatory, consumer, corporate and financial confidence in the markets of the United Kingdom and throughout Europe. The longer term economic, legal, political, regulatory and social framework to be put in place between the United Kingdom and the EU remains unclear and may lead to ongoing political, regulatory and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. Additionally, the decision made in the British referendum may lead to a call for similar referenda in other European jurisdictions, which may cause increased economic volatility in European and global markets. The mid-to long-term uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates; increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Fund is prepared to transact; and/or changes in legal and regulatory regimes to which certain of a Fund’s assets are or become subject. Fluctuations in the value of the British Pound and/or the Euro, along with the potential downgrading of the United Kingdom’s sovereign credit rating, may also have an impact on the performance of a Fund’s assets or investments economically tied to the United Kingdom or Europe.

The full impact of Brexit and the nature of the future relationship between the United Kingdom and the European Union remains uncertain. The United Kingdom and the European Union reached a trade agreement on December 31, 2020, which became effective on May 1, 2021 after being approved by all applicable United Kingdom and European Union governmental bodies in early 2021. The period following the United Kingdom’s withdrawal from the European Union is expected to be one of significant political and economic uncertainty particularly until the United Kingdom government and European Union member states agree and implement the terms of the United Kingdom’s future relationship with the European Union. Brexit may create additional economic stresses for the United Kingdom, which may include causing a contraction of the United Kingdom economy and price volatility in United Kingdom stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. The Fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by the Fund.

American Depositary Receipts

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The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts (“ADRs”) without limitation. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Other Investment Companies

The Fund may invest in shares of other investment companies or mutual funds, including exchange-traded funds (“ETFs”). For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes. The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. The Fund may invest unlimited amounts in money market funds for management of its daily cash position, subject to certain conditions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (e.g., 8.5%). In accordance with Rule

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12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).

Rule 12d1-4 permits additional types of fund of fund arrangements without an exemptive order. The rule imposes certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds – ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional index mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so. ETFs that seek to replicate a particular benchmark index are subject to “tracking risk” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks. Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Loans of Portfolio Securities

The Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that: (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower “marks to the market” on a daily basis); (c) the loan be made subject to termination by the Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral

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in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, and will be subject to review by the Board of Trustees. The Fund will not lend portfolio securities with a value in excess of 33-1/3% of the value of its total assets.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company’s Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

Borrowing

Currently, the 1940 Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  Borrowing money to increase the Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow.  This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings.  Borrowed money thus creates an opportunity for greater gains, but also greater losses.  To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.  There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.

Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The Fund will reduce its borrowing amount within three days, if its asset coverage falls below the amount required by the 1940 Act.

Derivatives

The Fund is prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. If the Fund does determine to invest in derivatives in the future, it will comply with Rule 18f-4 under the 1940 Act.

Temporary Investments

Under normal market conditions, the Fund may have money received from the purchase of Fund shares,

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or money received on the sale of its portfolio securities for which suitable investments consistent with the Fund’s investment goals are not immediately available. Under these circumstances, the Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets. Cash equivalents include investments such as U.S. government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. The Fund also may have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable. In addition, the Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Advisor believes changes in economic, financial, political or other conditions make it advisable.

Investments by the Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody’s or similar rating by another nationally recognized rating agency. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

Other Investments

The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the Prospectus, provided such investments would be consistent with the Fund’s investment goal and that it would not violate any fundamental investment policies or restrictions.

Special Risks Related to Cyber Security

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions:

The Fund has adopted the following fundamental investment restrictions which cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. Under the 1940 Act, a “majority of the outstanding voting securities” of a fund means the vote of: (i) more than 50% of the outstanding voting securities of the fund; or (ii) 67% or more of the voting securities of the fund

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present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

1.	Concentration: The Fund may not concentrate (invest 25% or more of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities). With respect to the Fund’s fundamental investment policies and restrictions adopted by the Trust, “concentration” involves the Fund investing 25% or more of its total assets in securities of issuers in a particular industry.
2.	Borrowing: The Fund may not borrow money, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. The 1940 Act allows a Fund to borrow from banks if they maintain 300% asset coverage for all such borrowings. The Fund can also borrow for temporary or emergency purposes in an amount not exceeding 5% of the value of the total assets of the Fund at the time the loan is made. This loan may but need not be from a bank and the aggregate of all loans may not exceed 33-1/3% of the Fund’s assets.
3.	Senior Securities: The Fund will not issue securities senior to the Fund’s presently authorized shares of beneficial interest, except as permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.
4.	Underwriting: The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.
5.	Real Estate: The Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein (including real estate investment trusts), or investing in securities that are secured by real estate or interests therein.
6.	Commodities: The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving financial instruments that are secured by physical commodities.
7.	Lending: The Fund may not make loans if, as a result, the amount of the Fund’s assets loaned would exceed the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom, except that the Fund may (i) purchase or hold debt instruments, loan participations and/or engage in direct corporate loans in accordance with its investment goal and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities to broker/dealers or institutional investors. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.
8.	Diversification: The Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer; or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.
9.	Other Investment Companies: The Fund will not invest in the securities of other investment companies, except as permitted under the 1940 Act, as amended.
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PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions, generally resulting in larger taxable distributions to shareholders.

The following table provides the Predecessor Fund’s portfolio turnover rate for the past two fiscal years ended October 31.

	2023	2022
Portfolio Turnover Rate	19%	14%

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Fund are subject to portfolio holdings disclosure policies. These policies govern the timing and circumstances of disclosure to shareholders and third parties about the portfolio investments which the Fund holds. These portfolio holdings disclosure policies have been approved by the Trust’s Board of Trustees.

Disclosure of the Fund’s complete holdings is required to be made quarterly within sixty (60) days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•	The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•	The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) and the Trust’s Board of Trustees, attorneys or accountants;
•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or
•	The disclosure is made with the prior written approval of either the Trust’s President or its Chief Compliance Officer.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing

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basis. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•	Rating and/or ranking organizations, specifically: Lipper; Morningstar, Inc.; S&P; Bloomberg, L.P.; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Reuters; CapitalBridge; and Interactive Data Corporation, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or
•	Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: the Administrator; the Trust’s Board of Trustees; and the Trust’s attorneys, counsel for the independent trustees, and independent registered public accounting firm , all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s President or its Chief Compliance Officer, pursuant to the Fund’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

No compensation or other consideration (as contemplated by SEC rules and regulations) is received by the Fund, its investment advisor, or any other party in connection with the ongoing arrangements described above.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board. The Board consists of four individuals, three of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, distributor, custodian and transfer agent. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The current Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David B. Boon (1960)	Trustee	08/2018 to present	Chief Financial Officer and Managing Director, Eagle Capital Management, LLC (since 2018); Chief Financial Officer and Partner, Cedar Capital, LLC (2013 – 2018).	13	None
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Donald J. Herrema (1952)	Chairman of the Board and Trustee	08/2018 to present	Vice Chair and Chief Investment Officer, Independent Life Insurance Company (since 2018); Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) (since 2004.	13	Chairman and Director Emeritus, TD Funds USA (2009 - 2019); Director, Abel Noser Holdings, LLC (since 2016); Member, USC Marshall Business School Board (since 2010); Director, FEG Investment Advisors (since 2017); Director, Independent Life Insurance Company (since 2018) ); and Director, Independent Insurance Group (since 2023).
Catherine A. Zaharis (1960)	Trustee	08/2018 to present	Professor of Practice (since 2019), Director, Professional/ Employer Development, Finance Department (2015 - 2019), Adjunct Lecturer (2010 - 2019), and Business Director, MBA Finance Career Academy (2008 – 2015), University of Iowa, Tippie College of Business; Chair (2013 – 2016), Director (1999 – 2016), and Investment Committee Member (1999 – 2013) and Chair (2003 – 2013), University of Iowa Foundation.	13	Director, The Vantagepoint Funds (2015 – 2016).
Interested Trustee[d]
Ian Martin (1968)	Trustee and President	05/2023 to present	Executive Vice President, Chief Administrative Officer of Ultimus Fund Solutions, LLC (2019 – present); Executive Vice President (1992 – 2019), U.S. Bank Global Fund Services.	13	None
Officers of the Trust
Zachary P. Richmond (1980)	Treasurer	05/2023 to present	Vice President, Director of Financial Administration of Ultimus Fund Solutions, LLC (2015 – present).	N/A	N/A
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Karen Jacoppo-Wood (1966)	Secretary	05/2023 to present	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 – present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2019 – 2022)
(Vice President and Managing Counsel from 2014 – 2019).	N/A	N/A
Martin R. Dean (1963)	Chief Compliance Officer	05/2023 to present	President of Northern Lights Compliance Services, LLC (January 2023 – present); Senior Vice President,
Head of Fund Compliance (2020 – January 2023) of Ultimus Fund Solutions, LLC (Vice President and Director of Fund Compliance from 2016 – 2020).	N/A	N/A
  The business address of each Trustee and officer is North Square Investments Trust, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
  Trustees and officers serve until their successors are duly elected and qualified.
  The term “Fund Complex” applies to the thirteen portfolios that currently comprise the Trust, which consists of the eight Funds and the North Square Advisory Research Small Cap Value Fund, North Square Strategic Income Fund, North Square Altrinsic International Equity Fund, North Square McKee Bond Fund and Sphere 500 Climate Fund (offered in separate Prospectuses and SAIs).
d.	Mr. Martin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the administrator, transfer agent and fund accountant.
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Leadership Structure and Responsibilities of the Board and the Committee

The Board has general oversight responsibility with respect to the operation of the Trust. The Board has engaged the Advisor to manage the Fund and is responsible for overseeing the Advisor and other service providers to the Fund in accordance with the provisions of the 1940 Act and other applicable laws. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out these responsibilities, including, among other things, the election and removal of the Trust’s officers.

The Board is currently composed of four members, including three Independent Trustees and one Trustee who is affiliated with the administrator, transfer agent and fund accountant (the “Interested Trustee”). The Board meets periodically throughout the year to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including its investment performance, compliance program and risks associated with its activities. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Trust’s charter documents, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established one standing Committee (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish additional committees or informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. The Board reviews its structure regularly as part of its annual self-assessment. The Board has determined that its current leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility to the Committee and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Audit Committee and Governance Committee

The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust. In performing its oversight function, the Audit Committee has, among other things, specific power and responsibility: (1) to oversee the Fund’s accounting and financial reporting policies and practices, their internal controls and, as deemed appropriate by the Audit Committee, the internal controls of the Fund’s service providers; (2) to oversee the quality, objectivity, and integrity of the Fund’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, monitor the independent auditor’s qualifications, independence, and performance; and (4) to act as a liaison between the Trust’s independent registered public accounting firm and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least semi-annually. The Audit Committee is comprised of all of the Independent Trustees. Mr. Boon is the Chair of the Audit Committee. The Audit Committee expects to

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meet two times with respect to the Fund during the fiscal year ending October 31, 2024.

The Governance Committee is responsible for assisting the Board with matters related to the periodic review and evaluation of the governance, composition and operations of the Board and its Committees, including the selection and nomination of candidates to serve as Trustees of the Trust and of chairpersons of the Committees. The Governance Committee is comprised of all of the Independent Trustees. Ms. Zaharis is the Chair of the Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee. The Governance Committee meets as often as necessary or appropriate to discharge its functions and will meet at least annually. The Governance Committee expects to meet two times with respect to the Fund during the fiscal year ending October 31, 2024.

Trustee Experience, Qualifications, Attributes and/or Skills

The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Governance Committee also does not set forth any specific qualifications. The Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust, based on a review of the experience, qualifications, attributes and skills (“Qualifications”) of each Trustee, including those listed in the chart earlier in this section. Among the Qualifications common to all Trustees are their ability to review critically, evaluate, question and discuss information and proposals provided to them regarding the Trust, to interact effectively with each of the other Trustees, the Advisor, independent registered public accounting firm and the other service providers, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee. The following is a summary of Qualifications that support the conclusion that each individual qualifies to serve as a Trustee of the Trust. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

David B. Boon. Mr. Boon has been a Trustee since August 2018. Mr. Boon has experience in the financial, operations and management areas of the financial industry, including as the chief financial officer at various investment management firms. He has also served as the managing director of a retail and institutional investment management firm and full service defined contribution provider. Mr. Boon has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

Donald J. Herrema. Mr. Herrema has been a Trustee and Chairman of the Board since August 2018. Mr. Herrema has over 25 years of executive-level experience in the asset management and private wealth segments of the financial services industry, including as chief executive officer of a large private wealth management company. Mr. Herrema has served as a director and chairman of the board of directors of another mutual fund complex. He has also served on the boards of directors of a variety of public and private companies and non-profit organizations.

Catherine A. Zaharis. Ms. Zaharis has been a Trustee since August 2018. Ms. Zaharis has experience in

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the financial services industry having served in senior positions at various asset management firms, including an SEC-registered investment adviser. Ms. Zaharis has served on the board of directors of another mutual fund complex. She has also served as a director, chairperson and committee member (as well as committee chair) of the board of directors at an educational organization’s endowment foundation, and she has served on the boards of directors of certain philanthropic and civic leadership organizations.

Ian Martin. Mr. Martin has been a Trustee since May 2023. Mr. Martin has over 25 years of executive-level experience in the mutual fund administration industry, including his current position as Executive Vice President, Chief Administrative Officer for Ultimus Fund Solutions, LLC.  Prior to his current role, Mr. Martin served as Executive Vice President for a large bank fund administrator and served as chairman of the board of its sponsored multi-series trust.

Risk Oversight

The Board oversees risk as part of its general oversight of the Fund. The Board has emphasized to the Advisor and other service providers the importance of maintaining vigorous risk management programs and procedures. The Fund is subject to a number of risks, including investment, liquidity, compliance, financial, operational, and valuation risks, among others. Under the overall supervision of the Board, the Advisor and other service providers perform risk management as part of the day-to-day operations of the Fund. Each of the Advisor and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. The Board has appointed a Chief Compliance Officer for the Trust who oversees the implementation and testing of the Fund’s compliance program and regularly reports to the Board regarding compliance matters for the Fund and its principal service providers. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. Various personnel, including the Trust’s Chief Compliance Officer and senior personnel of the Advisor and other service providers (such as the Fund’s independent registered public accounting firm) make periodic reports to the Board and its Committees with respect to a variety of matters, including matters relating to risk management.

Security and Other Interests. As of the calendar year ended December 31, 2023, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Advisor or the Distributor (as defined below), or any of their affiliates. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had a direct or indirect interest, the value of which exceeds $120,000, in the Advisor or the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any material interest, direct or indirect, in any transaction (or series of transactions), in which the amount involved exceeds $120,000 and to which the Advisor or the Distributor, or any affiliate thereof, was a party. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any direct or indirect relationship, in which the amount involved exceeds $120,000, with the Advisor or the Distributor, or any of their affiliates.

Trustee Ownership of Fund Shares and Other Interests. The following table shows the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustees in the family of investment companies owned by the Trustees as of December 31, 2023, using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and Over $100,000.

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Name of Fund(1)	David B. Boon Independent Trustee	Donald J. Herrema Independent Trustee	Catherine A. Zaharis Independent Trustee	Ian Martin Interested Trustee
Fort Pitt Capital Total Return Fund	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	None	None	Over $100,000	None

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Compensation. Set forth below is the compensation received by the Independent Trustees from the Trust for the fiscal year ended October 31, 2023. Effective May 8, 2023, each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $1,666.67, plus reimbursement of related expenses. The Chairman of the Board receives an additional annual retainer of $6,250, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $2,500, respectively. In addition, effective November 3, 2023, each Independent Trustee receives from the Trust a fee of $2,000 for a meeting of the Board other than a regularly scheduled meeting. Prior to May 8, 2023, each Independent Trustee received from the Trust an annual retainer of $55,000, plus $5,000 for each regularly scheduled Board meeting attended, $5,000 for each special in-person meeting attended and $2,500 for each special telephonic meeting attended, plus reimbursement of related expenses. The Chairman of the Board received an additional annual retainer of $10,000, and each of the Chairs of the Audit Committee and the Governance Committee received an additional annual retainer of $5,000, respectively. The Independent Trustees may waive part of the annual retainer fees from time to time. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any compensation to the Interested Trustee or the Trust’s officers.

Name of Person/Position	Pension or Retirement Benefits Accrued as Part of the Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees[1,2]
David B. Boon	$0	$0	$[ ]
Donald J. Herrema	$0	$0	$[ ]
Catherine A. Zaharis	$0	$0	$[ ]
1	The term “Fund Complex” applies to the twelve portfolios that currently comprise the Trust, which consists of the Fund and the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Trilogy Alternative Return Fund, North Square Advisory Research Small Cap Value Fund, North Square Strategic Income Fund, North Square Altrinsic International Equity Fund, and North Square McKee Bond Fund (offered in separate Prospectuses and SAIs).
[2]	Because the Predecessor Fund reorganized into the Trust on [ ], 2024, none of the Independent Trustees received compensation from the Fund during the fiscal year ended October 31, 2023.

CODE OF ETHICS

The Trust, the Advisor and the Distributor have each adopted separate Codes of Ethics under Rule 17j-1

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of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted proxy voting policies and procedures and understands its obligations to ensure that the proxies are voted in the best interests of its clients. The Policies also require the Advisor to present to the Board, at least annually, its proxy voting guidelines used pursuant to the Policies, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest and any material deviations from the guidelines. It is the policy of the Advisor to consider the guidelines when voting Fund proxies, though all proxy issues are considered on their own merits and voting decisions may take into account particular circumstances of the issuer. Matters not covered by the Advisor’s guidelines are referred to the Fund’s Board of Trustees for consideration. The Advisor has also established a Proxy Voting Manager responsible for maintaining the Policies, including the Advisor’s proxy voting guidelines.

Certain of the Advisor’s proxy voting guidelines are summarized below:

•	In the area of individual securities management, mergers, acquisitions, divestitures and the like, the Advisor will judge each proposal on its merits keeping in mind the best interest of Fund shareholders, however, the Advisor generally votes for proposals that enhance shareholder rights and against proposals that tend to limit shareholder rights;
•	With respect to corporate takeover defenses and related actions, the Advisor generally votes in favor of proposals that enhance the shareholders’ bargaining position;
•	With respect to changes in compensation plans, because the Advisor recognizes that companies need to provide competitive compensation, it will generally vote for proposals that provide incentive-based compensation and against proposals that do not; and
•	Regarding changes in corporate structure and capitalization, the Advisor generally supports actions that enable companies to gain better access to capital markets, but will generally vote against proposals that appear to entrench management and that do not provide economic value to shareholders.

Although many proxy proposals can be voted in accordance with the guidelines established by the Proxy Committee, some proposals will require special consideration, and the Advisor will make a decision on a case-by-case basis in these situations.

Conflicts of Interest. In the event that a proposal raises a material conflict of interest between the Advisor and the Fund, the Advisor will consult the Board of Trustees of the Fund and will abide by their recommendation with respect to the proposal, which may include, among other things; following the Board’s voting recommendation, abstaining, or following the recommendation of an independent third party.

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The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-866-688-8775 and on the SEC’s website at www.sec.gov.

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CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized.

As of [ ], 2024, the entities listed below were principal shareholders and/or control persons of the Fund.

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]

Management Ownership Information. As of [ ], 2024, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISOR AND ADVISORY AGREEMENT

Fort Pitt Capital Group, LLC, 680 Andersen Drive, Foster Plaza Ten, Suite 350, Pittsburgh, PA 15220, serves as investment advisor to the Fund. Fort Pitt Capital Group, LLC, is an indirect, wholly-owned subsidiary of Focus Financial Partners, LLC (“Focus”), a Delaware limited liability company that is a strategic and financial investor in independently-managed wealth management firms.

The Advisor serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Advisor, subject to the supervision of the Trustees, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund’s investment goal, policies and restrictions as set forth in its prospectus, this SAI and the resolutions of the Trustees. The Advisor is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Advisor also maintains books and records with respect to the securities transactions of the Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request. To protect the Fund, the Advisor and its officers, directors and employees are covered by fidelity insurance. The Advisor pays all expenses incurred by it in connection with its activities except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Advisor are not exclusive, and the Advisor is free to perform similar services for others.

Under the Advisory Agreement, the Advisor is entitled to receive a monthly management fee from the Fund. The Advisor’s fee schedule provides that the Fund will pay the Advisor a flat fee of [ ]% of the Fund’s average daily net assets. The fee is computed at the close of business on the last business day of each month in accordance with the Advisory Agreement. The Advisor has contractually agreed to waive its management fee or reimburse the Fund for expenses otherwise payable by the Fund (“Operating Expenses Limitation Agreement”) to the extent necessary to ensure that net operating expenses of the Fund (excluding interest, taxes, brokerage commissions, AFFE, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees or any other class-specific expenses) do not exceed [ ]% of the Fund’s average

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daily net assets through at least [ ]. The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the thirty-six month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. The management fees accrued for the Predecessor Fund for the three most recent fiscal years ended October 31 are shown below.

	2023	2022	2021
Total Management Fees Accrued	$491,110	$572,603	$661,733
Management Fees Waived	$110,211	$102,748	$93,290
Net Management Fees Paid to Advisor	$380,899	$469,855	$568,443

[Under the terms of the Operating Expenses Limitation Agreement, the Advisor may recapture a portion of the management fees waived/expenses reimbursed no later than the dates shown below:

October 31,
2023	2024	2025
$106,116	$93,290	$102,748]

The Advisory Agreement may be continued from year to year, provided that such continuance is approved at least annually by a vote of the holders of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Trustees, and in either event by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

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PORTFOLIO MANAGER

The Advisor serves as investment advisor to the Fund. Dan Eye serves as the Portfolio Manager of the Fund. The portfolio manager is primarily responsible for the day-to-day management of the Fund and manages the Advisor’s separately managed accounts in addition to the Fund. Information regarding the other accounts (not including the Fund) managed by Mr. Eye, including the number of accounts, the total assets in those accounts, and the categorization of the accounts as of [ ], is set forth below.

Portfolio Manager Other Accounts	Total Accounts (excluding the Fund)		Accounts with Performance Based Fees
	Number	Assets (in millions)	Number	Assets
Dan Eye
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	[ ]	$[ ]	0	$0

Material Conflicts of Interest

The Advisor has not identified any material conflicts between the Fund and other accounts managed by the firm. However, actual or apparent conflicts may arise in connection with the day-to-day management of the Fund and other accounts. The management of the Fund and other accounts results in unequal time and attention being devoted to the Fund and other accounts. The Advisor’s management fees for the services it provides to other accounts may be higher or lower than the advisory fees it receives from the Fund. On behalf of all clients, including the Fund, the Advisor strives to provide investment advice that is the most cost effective for them given the size of their investable assets, time horizon and investment objectives. The firm uses a modified random allocation procedure to reduce the possibility that the Fund or another account may receive favorable treatment.

No direct conflicts of interest between the Fund and the Advisor exist. Fort Pitt has an Asset Management group which is made up of the portfolio management, research and trading staff of the firm. Dan Eye serves as the sole Portfolio Manager of the Fund; however, all investment decisions are discussed by the Asset Management group prior to implementation. The Portfolio Manager relies on the members of the Asset Management group in formulating trades for the firm’s equity strategies, which includes the Fund.

Compensation

As of October 31, 2023, the portfolio manager receives a base salary to manage both the Fund and other separate accounts. The base salary is fixed on an annual basis by the Board of Directors of the Advisor and is in line with current industry averages. If the Advisor is profitable at year end, then the directors of the Advisor may choose to make a profit sharing contribution as additional compensation. The Portfolio Manager’s compensation is not based on the performance of the Fund or any other separate account that he manages, nor is such compensation based on the value of assets in the Fund or any other separate account.

Mr. Eye participates in the Advisor’s 401(k) retirement plan that is available to all employees of the Advisor after completion of six months of service. The Advisor’s retirement plan is run under the ERISA safe harbor provisions, whereby the Advisor will make contributions to all eligible participants, regardless of whether participants contribute to the plan. The safe harbor contribution is equal to 3% of the employee’s eligible compensation. The safe harbor contribution is 100% vested immediately. The Advisor may make additional matching and profit-sharing contributions based on the profitability of the firm.

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Due to his minority ownership stake in FP Capital Management, LLC, the management company of the Advisor, the remainder of the portfolio manager’s compensation consists of discretionary distributions from FP Capital Management, LLC. It is the Advisor’s belief that this arrangement encourages the portfolio manager to focus on consistent, long-term results for the Fund.

Securities Owned in the Fund by the Portfolio Manager. As of October 31, 2023, Mr. Eye beneficially owned the following dollar range of shares of the Predecessor Fund:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or Over $1,000,000)
Dan Eye	$[100,001 - $500,000]

SERVICE AGREEMENTS

Fund Administrator, Transfer Agent and Fund Accountant

The Fund retains Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”), 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 (the “Administrator” or the “Transfer Agent”), to serve as transfer agent, dividend paying agent and shareholder service agent, and to provide the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retain Ultimus to provide the Fund with fund accounting services, including calculating the Fund’s daily net asset value, necessary office equipment, personnel and facilities. The Fund pay Ultimus for its transfer agency fund administrative services, and fund accounting services. Officers of the Trust are also officers and/or employees of Ultimus (the Administrator, the Transfer Agent and accounting services agent for the Trust).

For the fiscal years indicated below, the Predecessor Fund paid the following fees to the Fund’s prior administrator for fund administration services (including fund accounting):

2021	2022	2023
$103,270	$95,519	$86,744

Custodian

Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides compliance services to the Fund pursuant to a consulting agreement between NLCS and the Trust. Under this consulting agreement, NLCS also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board. The Board has approved Mr. Dean as Chief Compliance Officer of the Trust

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Independent Registered Public Accounting Firm

[ ], is the independent registered public accounting firm for the Fund, whose services include auditing the Fund’s financial statements and the performance of related tax services.

Counsel to the Trust

Seward & Kissel, LLP, 901 K Street N.W., Washington, District of Columbia 20001, serves as legal counsel to the Trust.

Counsel to the Independent Trustees

Blank Rome LLP, 1271 Avenue of the Americas, New York, New York, 10020 serves as counsel to the Independent Trustees.

DISTRIBUTION AGREEMENT

Ultimus Fund Distributors, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Fund and is located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the Fund for its distribution services. The Adviser pays the Distributor a fee for certain distribution-related services.

Distribution Plan

The Board of Trustees has adopted (but has not yet implemented), and the Fund’s shareholders have

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approved, a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). If the Distribution Plan is implemented, the Fund will be authorized to use the assets of the Fund to reimburse the Advisor, the Distributor or others for expenses incurred by such parties in the promotion and distribution of the shares of the Fund. If implemented, the Distribution Plan will authorize the use of distribution fees to pay expenses including, but not limited to, printing prospectuses and reports used for sales purposes, preparing advertising and sales literature, and other distribution-related expenses. The maximum amount payable under the Distribution Plan is 0.25% of the Fund’s average daily net assets on an annual basis. Because these fees would be paid out of the Fund’s assets on an ongoing basis, over time these fees would increase the cost of your investment.

FINRA’s maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule limits the aggregate distribution fees to which shareholders might be subject under the terms of the Distribution Plan.

The Distribution Plan may be extended annually by the approval of a majority of the Fund’s Board of Trustees, including a majority of the Independent Trustees. As adopted, the Fund does not intend to implement the Distribution Plan. This means that any current distribution-related expenses are not paid by the Fund but are being paid by the Advisor out of its profits.

If implemented, the Distribution Plan would require that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the Distribution Plan or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of Rule 12b-1 under the 1940 Act and setting out the amounts expended under the Distribution Plan and the purposes for which those expenditures were made. The Distribution Plan provides that so long as it is in effect the selection and nomination of the Independent Trustees will be committed to the discretion of the Independent Trustees then in office.

The Distribution Plan would continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Distribution Plan. The Distribution Plan could be terminated at any time by a majority vote of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to the Distribution Plan or by vote of a majority of the outstanding voting securities of the Fund.

The Distribution Plan may not be enacted or amended so as to materially increase the amount of the distribution fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Distribution Plan.

PORTFOLIO TRANSACTIONS AND TURNOVER

The Fund’s portfolio securities transactions are placed by the Advisor. The goal of the Fund is to obtain the best available prices in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker’s commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance

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in servicing the Advisor and its clients. In transactions on equity securities and U.S. government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere.

The Advisor, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and not all such services will be used by the Advisor in connection with the Fund. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, the Advisor may from time to time receive services and products which serve both research and non-research functions. In such event, the Advisor makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. The execution of a transaction for any portfolio by a broker or dealer is permitted only if the selection of that broker or dealer is not influenced by considerations about the sale of Fund shares. The Predecessor Fund paid the following in brokerage commissions for the three prior fiscal years ended October 31:

	2021	2022	2023
Brokerage Fees Paid	$819	$2,650	$[ ]

The Advisor provides investment advisory services to individuals and other institutional clients, including corporate pension plans, profit-sharing and other employee benefit trusts. There may be occasions on which other investment advisory clients advised by the Advisor may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Advisor averages the transactions as to price and allocates the amount of available investments in a manner which is believed to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Advisor will aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

The SEC requires the Fund to provide certain information regarding securities held of its regular brokers or dealers (or their parents) as of the Fund’s most recent fiscal year end. The following table identifies those brokers or dealers and the value of the Predecessor Fund’s aggregate holdings of the securities of each such issuer as of the fiscal year ended October 31, 2023:

Broker-Dealer	Aggregate Value
[ ]	$[ ]

For the fiscal year ended October 31, 2023, the Predecessor Fund did not pay any affiliates of the former distributor brokerage commissions nor were any fees paid to an affiliate of the of the former distributor in connection with transactions involving securities on which the Predecessor Fund paid commissions.

The Advisor did not direct the Predecessor Fund’s brokerage transactions to a broker because of research

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services during the Fund’s fiscal year ended October 31, 2023.

ADDITIONAL INFORMATION ABOUT PURCHASES, SALES AND PRICING OF SHARES

Detailed information on the purchase and redemption of shares is included in the Fund’s Prospectus. Shares of the Fund are sold at the next offering price calculated after receipt of an order for purchase. In order to purchase shares of the Fund, you must invest the initial minimum investment for the relevant class of shares. However, the Adviser reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k) plans or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Fund.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in or has a history of excessive trading (usually defined as more than four round-trip transactions out of a Fund within a calendar year). Furthermore, the Fund may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than seven calendar days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists affecting the sale of the Fund’s securities or making such sale or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of the Fund’s shareholders. In addition, if shares are purchased using a check or electronic funds transfer through the ACH network and a redemption is requested before the purchase amount has cleared, the Fund may postpone payment of the redemption proceeds up to 15 calendar days while the Fund waits for the purchase amount to clear.

Redemptions In-Kind

The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by an in-kind distribution of portfolio securities (instead of cash). The securities so distributed would be valued at the same amounts as those assigned to them in calculating the NAV for the Fund shares being redeemed. If a shareholder receives an in-kind distribution, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Fund does not intend to hold any significant percentage of its portfolio in investments that are classified as illiquid, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of investments that are classified as illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held investments that are classified as illiquid, such distribution may contain a pro rata portion of such illiquid investments or the Fund may determine, based on a materiality assessment, not to include illiquid investments in the in-kind redemption. The Fund does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid investments to satisfy a redemption request. If such investments are included in the distribution, shareholders may not be able to liquidate such investments and may be required to hold such investments indefinitely. Shareholders’ ability to liquidate such investments distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such investments distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any

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subsequent disposition of these investments by the recipient.

Pricing of Shares

The net asset value per share (the “NAV”) of the Fund’s shares will fluctuate and are determined as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. The NAV may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV of the Fund is computed by dividing (a) the difference between the value of the Fund’s securities, cash and other assets and the amount of the Fund’s expenses and liabilities by (b) the number of shares outstanding (assets – liabilities / # of shares = NAV). The NAV takes into account all of the expenses and fees of the Fund, including management fees and administration fees, which are accrued daily.

Net Assets of a Fund’s Class	=	NAV of a Fund’s Class
Shares Outstanding of a Fund’s Class

Generally, the Fund’s investments are valued at market value. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, with respect to the Fund. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations

The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and ask prices.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”), National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has not been any sale on such day, at the mean between the bid and ask prices. OTC securities which are not traded in the NASDAQ National Market System are valued at the most recent trade price.

Stocks that are “thinly traded” or events occurring when a foreign market is closed but the NYSE is open (for example, the value of a security held by the Fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded) may create a situation where a market quote would not be readily available. When a market quote is not readily

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available, the security’s value is based on “fair value” as determined in good faith by the Valuation Designee, in accordance with procedures adopted by the Board. The Fund may hold portfolio securities, such as those traded on foreign securities exchanges that trade on weekends or other days when the Fund’s shares are not priced. Therefore, the value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

DIVIDENDS

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their NAV as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates. Stock certificates representing shares of the Fund will not be issued.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund also must satisfy both of the following asset diversification tests:  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must consist of cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends-paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (before the dividends paid deduction), which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss and 90% of the Fund’s net tax-exempt interest, if any.

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Distributions of Net Investment Income. The Fund generally receives income in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of Capital Gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Effect of Foreign Taxes. The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the dividends paid to you. Based on the principal investment strategy of the Fund, it is not expected that the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.

The Foreign Account Tax Compliance Act (“FATCA”) imposes a 30% withholding tax on the Fund’s ordinary income distributions, which generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to ordinary income distributions from the Fund. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities generally are treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund’s ordinary income otherwise available for distribution. This treatment could increase or decrease the Fund’s ordinary income distributions to you and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you upon distribution; however, it reduces your tax basis in your shares, which can lead to increased capital gain or reduced capital loss upon redemption of your Fund shares.

PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). When investing in PFIC securities, if possible under the tax rules, the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the

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securities. The Fund does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all PFIC-related taxes in every year.

Information on the Tax Character of Distributions. The Fund will inform you of the amount and character of your distributions at the time they are paid and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may report and distribute to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company (“RIC”). The Fund has elected and intends to continue to be treated as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to so qualify during the current fiscal year. As a RIC, the Fund generally pays no federal income tax on the income and gains it distributes. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to you. In such a case, the Fund will be subject to federal, and possibly state, corporate income taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

Excise Tax Distribution Requirements. The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98.2% of its capital gain net income earned during the twelve-month period ending October 31 (in addition to 100% of undistributed amounts from the prior year) to you by December 31 of each year in order to avoid nondeductible federal excise taxes. The Fund intends to declare and pay sufficient dividends in December (which may be paid in January, in which case you must treat such dividends as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes in every year.

Redemption of Fund Shares. Redemptions, including redemptions in-kind, are taxable transactions for federal and state income tax purposes that could cause you to recognize a taxable gain or loss. If you redeem your fund shares, you are required to report any gain or loss. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be short-term or long-term, generally depending on how long you have owned your shares. Any loss incurred on the redemption of shares held for six (6) months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption or sale of your Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within thirty (30) days before or after your redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations. Most states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. Dividends (excluding capital gain dividends) paid by the Fund generally will qualify for the 70% dividends-received deduction for corporations, but the portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by

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the Fund from domestic (U.S.) sources. The dividends-received deduction will be available only with respect to dividends reported by the Fund as eligible for such treatment. Additionally, if requested, the Fund will send to any such corporate shareholders a statement each year advising them of the amount reported by the Fund as eligible for such treatment.

Qualified Dividend Income Distribution for Individual Shareholders. A portion of the dividends paid by the Fund may be taxable to non-corporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by a Fund will be qualifying dividend income. The Fund will advise you of the tax status of distributions shortly after the close of each calendar year.

Qualified Business Income. For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of a Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.

Investment in Complex Securities. The Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you by the Fund. For example, if the Fund is permitted to invest in options or futures contracts, it could be required to mark-to-market these contracts at its fiscal year end. Under these rules, gains or losses on these contracts would be treated as 60% long-term and 40% short-term capital gains or losses.

Capital loss carryforwards. As of October 31, 2023, the Predecessor Fund had no capital loss carryforwards.

The forgoing discussion of U.S. federal income tax law relates solely to the application of the law to U.S. citizens or residents and U.S. domestic corporations, partnerships, estates the income of which is subject to United States federal income taxation regardless of its source, and trusts that (1) are subject to the primary supervision of a court within the United States and one or more Unites States persons have the authorization to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.

DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

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The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses is taxed as ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any capital loss, the balance will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least five days in advance of the payment date for the distribution.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

North Square Investments Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust has a number of outstanding series of shares of beneficial interest, each of which represents interests in a separate portfolio of securities. The Trust’s Declaration of Trust permits the Trustees to create additional series of shares, to issue an unlimited number of full and fractional shares of beneficial interest of each series, including the Fund, and to divide or combine the shares of any series into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interest in the series. The Trust may offer more than one class of shares of any series.

The Trust has reserved the right to create and issue additional series or classes. Subject to the distinctions

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permitted among classes of the Trust or any series as established by the Board consistent with the requirements of the 1940 Act, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. Upon redemption of the shares of any series, the applicable shareholder shall be paid solely out of the funds and property of such series of the Trust. Except as otherwise provided by the Board, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

The Board may require shareholders to redeem shares for any reason under terms set by the Board. When issued, shares are fully paid and non-assessable. The Board may, however, cause shareholders, or shareholders of a particular series or class, to pay certain transfer agency, servicing or similar agent charges by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote (and a proportionate fractional vote for each fraction of a share). The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Board of the Trust it is necessary or desirable to submit matters for a shareholder vote or as otherwise required by the 1940 Act or other applicable federal law. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or its Declaration of Trust or By-Laws. On any matters submitted to a vote of the shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series or class; (ii) when the matter involves any action that the Board has determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Board has determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon. Accordingly, shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (i) each class shall have a different designation; (ii) each class of shares shall bear any class expenses; and (iii) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Upon liquidation or dissolution of the Fund, shareholders of the Fund would generally be entitled to share pro rata in the net assets of the Fund’s available for distribution to shareholders.

The shareholders of the Fund have the power to vote only: (i) for the election or removal of Trustees as and to the extent provided in the Trust’s Declaration of Trust; (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the Board may otherwise consider necessary or desirable in its sole discretion.

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The Trust is an entity of the type commonly known as a “Delaware statutory trust.” Under Delaware law and the Trust’s Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Therefore, shareholders generally will not be subject to personal liability for Fund obligations. The risk that a shareholder will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Trust’s Declaration of Trust.

FINANCIAL STATEMENTS

The annual report for the Predecessor Fund for the fiscal year ended October 31, 2023, is a separate document supplied upon request and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

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APPENDIX

S&P Global Ratings (“S&P”) Corporate Bond Rating Definitions

AAA-Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated “BB”, “B”, “CCC”, and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating “CI” is reversed for income bonds on which no interest is being paid.

D-Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any

42

great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are “Ba” are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated “B” generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

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CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

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NORTH SQUARE INVESTMENTS TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.

(i)	Agreement and Declaration of Trust is herein incorporated by reference from the Initial Registration Statement to North Square Investments Trust (the “Trust”) on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.

	(ii)	Certificate of Trust is herein incorporated by reference from the Initial Registration Statement to North Square Investments Trust (the “Trust”) on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.
(b)		By-Laws are herein incorporated by reference from the Initial Registration Statement to North Square Investments Trust (the “Trust”) on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.

(c)	Instruments Defining Rights of Security Holders -Not applicable.

(d)	(i)		Form of Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
		(A)	Amendment No. 1 to Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(B)	Amendment No. 2 to Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
	(ii)		Form of Investment Sub-Advisory Agreement (Algert Global, LLC) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(iii)		Form of Investment Sub-Advisory Agreement (Advisory Research Inc.) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Advisory Research, Inc.) is herein incorporated by reference from Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
	(iv)		Form of Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is herein incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
		(B)	Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is herein incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 29, 2022.
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	(v)		Form of Investment Sub-Advisory Agreement (Altrinsic Global Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(vi)		Form of Investment Sub-Advisory Agreement (CSM Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(vii)		Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment 17 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2021.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
(viii)			Investment Advisory Agreement (Reflection Asset Management, LLC) – to be filed by amendment.
(ix)			Investment Advisory Agreement (Fort Pitt Capital Group, LLC) – to be filed by amendment.
(e)	(i)		Distribution Agreement is herein incorporated by reference from the Initial Registration Statement to North Square Investments Trust (the “Trust”) on Form N-14, filed with the Securities and Exchange Commission (“SEC”) on September 13, 2018.
	(ii)		First Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(iii)		Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(iv)		Novation Agreement is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2022.
	(v)		Novation Agreement by and between the Trust, Compass Distributors, LLC and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(vi)		Distribution Agreement (Ultimus Fund Distributors, LLC) – to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts - Not applicable.

(g)	(i)	Custody Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(ii)	First Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(iii)	Second Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.
	(iv)	Third Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.
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	(v)	Form of Fourth Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(vi)	Fifth Amendment to the Custody Agreement – to be filed by amendment.
(h)	Other Material Contracts
	(i)		Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
		(A)	Amendment to Master Services Agreement – to be filed by amendment.
	(ii)		Operating Expenses Limitation Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
		(A)	First Amendment to the Operating Expenses Limitation Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(B)	Amended Appendix A to the Operating Expense Limitation Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(iii)		Shareholder Service Plan is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(iv)		Amendment to Shareholder Service Plan is herein incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.
	(v)		Form of Fund of Funds Investment Agreement (Advisor Shares Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(vi)		Form of Fund of Funds Investment Agreement (BlackRock Funds)is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(vii)		Form of Fund of Funds Investment Agreement (Vanguard Funds) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(viii)		Form of Fund of Funds Investment Agreement (Invesco ETFs) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(ix)		Form of Fund of Funds Investment Agreement (First Trust ETFs) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(x)		Form of Fund of Funds Investment Agreement (The Select Sector SPDR Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xi)		Form of Fund of Funds Investment Agreement (SPY DIA ETFs) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xii)		Form of Fund of Funds Investment Agreement (SPDR Funds) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

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(xiii)	Form of Fund of Funds Investment Agreement (Schwab Strategic Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(xiv)	Form of Fund of Funds Investment Agreement (ProShares Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
(xv)	Form of Fund of Funds Investment Agreement (WisdomTree Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
(xvi)	Form of Fund of Funds Investment Agreement (VanEck ETF Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
(xvii)	Form of Fund of Funds Investment Agreement (Direxion Shares) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(i)	Legal Opinion and Consent – to be filed by amendment.
(j)(i)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.
(k)	Omitted Financial Statements - Not applicable.

(l)	Subscription Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(m)	(i)	Rule 12b-1 Plan is herein incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.
(n)	(i)	Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
(o)	Reserved.

(p)	Codes of Ethics
	(i)	North Square Investments Trust is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(ii)	North Square Investments, LLC (Adviser) is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(iii)	Algert Global, LLC (Sub-Advisor) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(iv)	Advisory Research Inc. (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(v)	Red Cedar Investment Management, LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(vi)	Altrinsic Global Advisors, LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
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	(vii)	CSM Advisors, LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(viii)	NSI Retail Advisors LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(ix)	Reflection Asset Management, LLC (Adviser) is herein incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 14, 2023.
	(x)	Fort Pitt Capital Group, LLC (Adviser) – filed herewith.
(q)	Powers of Attorney are herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-226989) on August 24, 2018), Article VI of Registrant’s Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 333-226989) on August 24, 2018), and Paragraph 6 of the Distribution Agreement on Form N-14 (File No. 333-227320) on September 13, 2019.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

(1)                North Square Investments, LLC (“NSI”) serves as the investment adviser for the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Trilogy Alternative Return Fund,

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North Square Advisory Research Small Cap Value Fund, North Square Altrinsic International Equity Fund, North Square McKee Bond Fund and North Square Strategic Income Fund. The response to this Item will be incorporated by reference to NSI’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. NSI’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(2)                Reflection Asset Management, LLC (“RAM”) serves as the investment adviser for the Sphere 500 Climate Fund. The response to this Item will be incorporated by reference to RAM’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. RAM’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(3)                Fort Pitt Capital Group, LLC (“Fort Pitt”) serves as the investment adviser for the Fort Pitt Capital Total Return Fund. The response to this Item will be incorporated by reference to Fort Pitt’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. Fort Pitt’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(1)                (a) Foreside Fund Services, LLC (“Foreside”), is the principal underwriter for some series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AB Active ETFs, Inc.

ABS Long/Short Strategies Fund

Absolute Shares Trust

ActivePassive Core Bond ETF, Series of Trust for Professional Managers

ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

ActivePassive International Equity ETF, Series of Trust for Professional Managers

ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

Adaptive Core ETF, Series of Collaborative Investment Series Trust

AdvisorShares Trust

AFA Multi-Manager Credit Fund

AGF Investments Trust

AIM ETF Products Trust

Alexis Practical Tactical ETF, Series of Listed Funds Trust

AlphaCentric Prime Meridian Income Fund

American Century ETF Trust

Amplify ETF Trust

Applied Finance Core Fund, Series of World Funds Trust

Applied Finance Explorer Fund, Series of World Funds Trust

Applied Finance Select Fund, Series of World Funds Trust

ARK ETF Trust

ARK Venture Fund

ASYMmetric ETFs Trust

B.A.D. ETF, Series of Listed Funds Trust

Bitwise Funds Trust

Bluestone Community Development Fund

BondBloxx ETF Trust

Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

Bridgeway Funds, Inc.

Brinker Capital Destinations Trust

Brookfield Real Assets Income Fund Inc.

Build Funds Trust

Calamos Convertible and High Income Fund

Calamos Convertible Opportunities and Income Fund

Calamos Dynamic Convertible and Income Fund

Calamos ETF Trust

Calamos Global Dynamic Income Fund

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Calamos Global Total Return Fund

Calamos Strategic Total Return Fund

Carlyle Tactical Private Credit Fund

Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust

Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust

Center Coast Brookfield MLP & Energy Infrastructure Fund

Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

Clifford Capital International Value Fund, Series of World Funds Trust

Clifford Capital Partners Fund, Series of World Funds Trust

Cliffwater Corporate Lending Fund

Cliffwater Enhanced Lending Fund

Cohen & Steers Infrastructure Fund, Inc.

Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

Curasset Capital Management Core Bond Fund, Series of World Funds Trust

Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

Davis Fundamental ETF Trust

Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions

Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

Defiance Next Gen H2 ETF, Series of ETF Series Solutions

Defiance Pure Electric Vehicle ETF, Series of ETF Series Solutions

Defiance Quantum ETF, Series of ETF Series Solutions

Direxion Funds

Direxion Shares ETF Trust

Dividend Performers ETF, Series of Listed Funds Trust

Dodge & Cox Funds

DoubleLine ETF Trust

DoubleLine Opportunistic Credit Fund

DoubleLine Yield Opportunities Fund

DriveWealth ETF Trust

EIP Investment Trust

Ellington Income Opportunities Fund

ETF Managers Trust

ETF Opportunities Trust

Evanston Alternative Opportunities Fund

Exchange Listed Funds Trust

Fiera Capital Series Trust

FlexShares Trust

Forum Funds

Forum Funds II

Forum Real Estate Income Fund

Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust

Grayscale Future of Finance ETF, Series of ETF Series Solutions

Guinness Atkinson Funds

Harbor ETF Trust

Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

Horizon Kinetics Medical ETF, Series of Listed Funds Trust

Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

IDX Funds

Innovator ETFs Trust

Ironwood Institutional Multi-Strategy Fund LLC

Ironwood Multi-Strategy Fund LLC

John Hancock Exchange-Traded Fund Trust

7

LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

Mairs & Power Balanced Fund, Series of Trust for Professional Managers

Mairs & Power Growth Fund, Series of Trust for Professional Managers

Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

Manor Investment Funds

Merk Stagflation ETF, Series of Listed Funds Trust

Milliman Variable Insurance Trust

Mindful Conservative ETF, Series of Collaborative Investment Series Trust

Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

Mohr Growth ETF, Series of Collaborative Investment Series Trust

Mohr Sector Navigator ETF, Series of Collaborative Investment Series Trust

Morgan Stanley ETF Trust

Morningstar Funds Trust

Mutual of America Investment Corporation

North Square Investments Trust

OTG Latin American Fund, Series of World Funds Trust

Overlay Shares Core Bond ETF, Series of Listed Funds Trust

Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

Palmer Square Opportunistic Income Fund

Partners Group Private Income Opportunities, LLC

Performance Trust Mutual Funds, Series of Trust for Professional Managers

Perkins Discovery Fund, Series of World Funds Trust

Philotimo Focused Growth and Income Fund, Series of World Funds Trust

Plan Investment Fund, Inc.

PMC Core Fixed Income Fund, Series of Trust for Professional Managers

PMC Diversified Equity Fund, Series of Trust for Professional Managers

Point Bridge America First ETF, Series of ETF Series Solutions

Preferred-Plus ETF, Series of Listed Funds Trust

Putnam ETF Trust

Quaker Investment Trust

Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust

Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

Renaissance Capital Greenwich Funds

Reynolds Funds, Inc.

RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

RiverNorth Patriot ETF, Series of Listed Funds Trust

RMB Investors Trust

Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

Roundhill BIG Bank ETF, Series of Listed Funds Trust

Roundhill BIG Tech ETF, Series of Listed Funds Trust

Roundhill Cannabis ETF, Series of Listed Funds Trust

Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust

Roundhill MEME ETF, Series of Listed Funds Trust

Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

Roundhill Video Games ETF, Series of Listed Funds Trust

Rule One Fund, Series of World Funds Trust

Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

SHP ETF Trust

Six Circles Trust

Sound Shore Fund, Inc.

Sparrow Funds

8

Spear Alpha ETF, Series of Listed Funds Trust

STF Tactical Growth & Income ETF, Series of Listed Funds Trust

STF Tactical Growth ETF, Series of Listed Funds Trust

Strategic Trust

Strategy Shares

Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

Syntax ETF Trust

Tekla World Healthcare Fund

Tema ETF Trust

Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust

Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust

Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust

The Community Development Fund

The Finite Solar Finance Fund

The Private Shares Fund

The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

Third Avenue Trust

Third Avenue Variable Series Trust

Tidal ETF Trust

Tidal Trust II

TIFF Investment Program

Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

Timothy Plan International ETF, Series of The Timothy Plan

Timothy Plan Market Neutral ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

Total Fund Solution

Touchstone ETF Trust

TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust

TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (May) ETF, Listed Funds Trust

TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

U.S. Global Investors Funds

Union Street Partners Value Fund, Series of World Funds Trust

Variant Alternative Income Fund

Variant Impact Fund

VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

9

VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

Volatility Shares Trust

West Loop Realty Fund, Series of Investment Managers Series Trust

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

WisdomTree Digital Trust

WisdomTree Trust

WST Investment Trust

XAI Octagon Floating Rate & Alternative Income Term Trust

(b)       The following are the Officers and Manager of Foreside. Foreside’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202	President and Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)       Not applicable.

(2)                (a) Ultimus Fund Distributors, LLC (“Ultimus”), is the principal underwriter for some series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Bruce Fund, Inc.

CM Advisors Family of Funds

Caldwell Orkin Funds, Inc.

Cantor Select Portfolios Trust

Cantor Fitzgerald Sustainable Infrastructure Fund

10

Capitol Series Trust

Centaur Mutual Funds Trust

Chesapeake Investment Trust

Commonwealth International Series Trust

Conestoga Funds

Connors Funds

Cross Shore Discovery Fund

Dynamic Alternatives Fund

Eubel Brady & Suttman Mutual Fund Trust

Fairway Private Equity & Venture Capital Opportunities Fund
Flat Rock Global, LLC

F/m Funds Trust

HC Capital Trust

Hussman Investment Trust

James Advantage Funds

James Alpha Funds Trust

Lind Capital Partners Municipal Credit Income Fund
MSS Series Trust

Oak Associates Funds

One Fund Trust

Papp Investment Trust

Peachtree Alternative Strategies Fund

Rocky Mountain Opportunity Trust

Schwartz Investment Trust

Segall Bryant & Hamill Trust

The Cutler Trust

The Investment House Funds

Williamsburg Investment Trust

Ultimus Managers Trust

Unified Series Trust

Valued Advisers Trust

VELA Funds

Volumetric Fund

Waycross Independent Trust

Yorktown Funds

(b)       The following are the Officers of Ultimus. Ultimus’ main business address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name	Position with Underwriter	Position with Registrant
Kevin M. Guerrette	President	None
Douglas K. Jones	Vice President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal and AML Compliance Officer	None
Melvin Van Cleave	Chief Information Security Officer	None

(c)       Not applicable.

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Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 250 Cincinnati, OH 45246
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisers

North Square Investments, LLC

200 West Madison Street, Suite 2610

Chicago, IL 60606

Reflection Asset Management, LLC

1000 Palm Boulevard

Isle of Palms, SC 29541

Fort Pitt Capital Group, LLC

680 Andersen Drive

Foster Plaza Ten, Suite 350

Pittsburgh, PA 15220

Registrant’s Distributors	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati in the State of Ohio, on February 13, 2024.

North Square Investments Trust

By: /s/ Ian Martin

Ian Martin, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ian Martin	President, Principal Executive	February 13, 2024
Ian Martin	Officer and Trustee

David B. Boon*	Trustee	February 13, 2024
David B. Boon

Donald J. Herrema*	Trustee	February 13, 2024
Donald J. Herrema

Catherine A. Zaharis*	Trustee	February 13, 2024
Catherine A. Zaharis

/s/ Zachary Richmond	Treasurer and Principal Financial	February 13, 2024
Zachary Richmond	and Accounting Officer

By: /s/ Ian Martin
Ian Martin Attorney-in-Fact (Pursuant to Powers of Attorney filed herewith)

13

Exhibit Index

(p)(x)	Fort Pitt Capital Group, LLC Code of Ethics

14